Revision of Prior Period Amounts, Balance Sheet and Cash Flow Statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Revision of prior period disclosures, reason for revision	In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset, and related to the classification of Accounts payable for Additions to property, plant and equipment as non-cash investing activities for purposes of preparing the Consolidated Statement of Cash Flows. These errors resulted in the misstatement of Cash and cash equivalents and Accounts payable as of December 31, 2010 and each quarterly period in 2011, and the misstatement of Cash flows from operating activities and Cash flows from investing activities for the years ended December 31, 2010 and 2009 and each of the quarterly periods in 2011 and 2010. In accordance with SEC Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), TDS evaluated these errors and determined that they were immaterial to each of the reporting periods affected and, therefore, amendment of previously filed reports was not required. However, in order to provide consistency in the Consolidated Statement of Cash Flows and as permitted by SAB 108, revisions for these immaterial amounts to previously reported annual amounts are reflected in the financial information herein and will be reflected in future filings containing such financial information as permitted by SAB 108.
Current assets
Cash and cash equivalents	$ 563,275	$ 341,683		$ 674,469
Total current assets	1,705,680	1,570,224
Total assets	8,201,005	7,696,117		7,575,312
Current liabilities
Accounts payable	364,746	317,904
Total current liabilities	874,133	785,772
Total liabilities and equity	8,201,005	7,696,117
Changes in assets and liabilities from operations
Accounts payable	29,291	(47,759)		23,098
Other assets and liabilities	(4,418)	93,475		(43,588)
Cash flows from operating activities	1,255,711	1,076,207		1,097,354
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(971,759)	(739,222)		(657,817)
Cash flows from investing activities	(866,089)	(1,208,038)		(768,098)
Net increase (decrease) in cash and cash equivalents	221,592	(332,786)		(98,209)
As Previously Reported
Current assets
Cash and cash equivalents		368,134	[1]
Total current assets		1,596,675	[1]
Total assets		7,722,568	[1]
Current liabilities
Accounts payable		344,355	[1]
Total current liabilities		812,223	[1]
Total liabilities and equity		7,722,568	[1]
Changes in assets and liabilities from operations
Accounts payable		(4,016)	[1]	29,646	[1]
Other assets and liabilities		95,470	[1]	(44,896)	[1]
Cash flows from operating activities		1,121,945	[1]	1,102,594	[1]
Cash flows from investing activities
Cash used for additions to property, plant and equipment		(755,032)	[1]	(671,165)	[1]
Cash flows from investing activities		(1,223,848)	[1]	(781,446)	[1]
Net increase (decrease) in cash and cash equivalents		(302,858)	[1]	(106,317)	[1]
Adjustment
Current assets
Cash and cash equivalents		(26,451)
Total current assets		(26,451)
Total assets		(26,451)
Current liabilities
Accounts payable		(26,451)
Total current liabilities		(26,451)
Total liabilities and equity		(26,451)
Changes in assets and liabilities from operations
Accounts payable		(43,743)		(6,548)
Other assets and liabilities		(1,995)		1,308
Cash flows from operating activities		(45,738)		(5,240)
Cash flows from investing activities
Cash used for additions to property, plant and equipment		15,810		13,348
Cash flows from investing activities		15,810		13,348
Net increase (decrease) in cash and cash equivalents		$ (29,928)		$ 8,108

[1]	In Current Report on Form 8-K filed on November 16, 2011.